UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO

                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND

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                                  MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
STATOIL ASA
 SECURITY ID: 85771P102  TICKER: STO
 Meeting Date: 15-May-18           Meeting Type: Annual
 3   Election of Chair for the Meeting                     Management     For          Voted - For
 4   Approval of the Notice and the Agenda                 Management     For          Voted - For
 5   Election of Two Persons to Co-sign the Minutes
       Together with the Chair of the Meeting              Management     For          Voted - For
 6   Approval of the Annual Report and Accounts for
       Statoil Asa and the Statoil Group for 2017,
       Including the Board of Directors' Proposal for
       Distribution of Fourth Quarter 2017 Dividend        Management     For          Voted - For
 7   Authorisation to Distribute Dividend Based on
       Approved Annual Accounts for 2017                   Management     For          Voted - For
 8   Proposal from the Board of Directors to Change the
       Company Name to Equinor Asa                         Management     For          Voted - For
 9   Proposal from Shareholder Regarding Business
       Transformation from Producing Energy from Fossil
       Sources to Renewable Energy                         Shareholder    Against      Voted - For
 10  Proposal from Shareholder to Abstain from
       Exploration Drilling in the Barents Sea             Shareholder    Against      Voted - For
 11  The Board of Directors' Report on Corporate
       Governance                                          Management     For          Voted - For
 12a Advisory Vote Related to the Board of Directors'
       Declaration on Stipulation of Salary and Other
       Remuneration for Executive Management               Management     For          Voted - For
 12b Approval of the Board of Directors' Proposal
       Related to Remuneration Linked to the Development
       of the Company's Share Price                        Management     For          Voted - For
 13  Approval of Remuneration for the Company's External
       Auditor for 2017                                    Management     For          Voted - For
 14a The Nomination Committee's Joint Proposal Or
       (individual Voting)                                 Management     For          Voted - For
 14b Election of Member to the Corporate Assembly:
       Member Tone Lunde Bakker (re-election, Nominated As
       Chair)                                              Management     For          Voted - For
 14c Election of Member to the Corporate Assembly:
       Member Nils Bastiansen (re-election, Nominated As
       Deputy Chair)                                       Management     For          Voted - For
 14d Election of Member to the Corporate Assembly:
       Member Greger Mannsverk (re-election)               Management     For          Voted - For
 14e Election of Member to the Corporate Assembly:
       Member Ingvald Strommen (re-election)               Management     For          Voted - For
 14f Election of Member to the Corporate Assembly:
       Member Rune Bjerke (re-election)                    Management     For          Voted - For
 14g Election of Member to the Corporate Assembly:
       Member Siri Kalvig (re-election)                    Management     For          Voted - For
 14h Election of Member to the Corporate Assembly:
       Member Terje Venold (re-election)                   Management     For          Voted - For
 14i Election of Member to the Corporate Assembly:
       Member Kjersti Kleven (re-election)                 Management     For          Voted - For


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                                  MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 14j Election of Member to the Corporate Assembly:
       Member Birgitte Ringstad Vartdal (re-election)     Management     For          Voted - For
 14k Election of Member to the Corporate Assembly:
       Member Jarle Roth (re-election)                    Management     For          Voted - For
 14l Election of Member to the Corporate Assembly:
       Member Finn Kinserdal (new Election)               Management     For          Voted - For
 14m Member Kari Skeidsvoll Moe (new Election, Former 4.
       Deputy Member)                                     Management     For          Voted - For
 14n Deputy Member: Kjerstin Fyllingen (re-election)      Management     For          Voted - For
 14o Deputy Member: Nina Kivijervi Jonassen (re-election) Management     For          Voted - For
 14p Deputy Member: Marit Hansen (new Election)           Management     For          Voted - For
 14q Deputy Member: Martin Wien Fjell (new Election)      Management     For          Voted - For
 15  Determination of Remuneration for the Corporate
       Assembly Members                                   Management     For          Voted - For
 16a The Nomination Committee's Joint Proposal Or
       (individual Voting)                                Management     For          Voted - For
 16b Election of Member to the Nomination Committee:
       Chair Tone Lunde Bakker (re-election As Chair)     Management     For          Voted - For
 16c Election of Member to the Nomination Committee:
       Member Elisabeth Berge with Personal Deputy Member
       Bjorn Stale Haavik (re-election)                   Management     For          Voted - For
 16d Election of Member to the Nomination Committee:
       Member Jarle Roth (re-election)                    Management     For          Voted - For
 16e Election of Member to the Nomination Committee:
       Member Berit L. Henriksen (new Election)           Management     For          Voted - For
 17  Determination of Remuneration for the Nomination
       Committee Members                                  Management     For          Voted - For
 18  Authorisation to Acquire Statoil Asa Shares in the
       Market to Continue Operation of the Share Savings
       Plan for Employees                                 Management     For          Voted - For
 19  Authorisation to Acquire Statoil Asa Shares in the
       Market for Subsequent Annulment                    Management     For          Voted - For
 20  Marketing Instructions for Statoil Asa - Adjustments Management     For          Voted - For
TAIWAN SEMICONDUCTOR MFG. CO. LTD.
 SECURITY ID: 874039100  TICKER: TSM
 Meeting Date: 05-Jun-18           Meeting Type: Annual
 1)  To Accept 2017 Business Report and Financial
       Statements                                         Management     For          Voted - For
 2)  To Approve the Proposal for Distribution of 2017
       Earnings                                           Management     For          Voted - For
 3)  To Revise the Articles of Incorporation              Management     For          Voted - For
 4.1 Director: F.c. Tseng*                                Management     For          Voted - For
 4.2 Director: Mei-ling Chen*                             Management     For          Voted - For
 4.3 Director: Mark Liu*                                  Management     For          Voted - For
 4.4 Director: C.c. Wei*                                  Management     For          Voted - For
 4.5 Director: Sir Peter L. Bonfield#                     Management     For          Voted - For
 4.6 Director: Stan Shih#                                 Management     For          Voted - For
 4.7 Director: Thomas J. Engibous#                        Management     For          Voted - For
 4.8 Director: Kok-choo Chen#                             Management     For          Voted - For


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                                  MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.9 Director: Michael R. Splinter#                        Management     For          Voted - For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
 SECURITY ID: 881624209  TICKER: TEVA
 Meeting Date: 13-Jul-17           Meeting Type: Annual
 1A. Election of Director to Serve Until 2020 Annual
       Meeting: Dr. Sol J. Barer                           Management     For          Voted - For
 1B. Election of Director to Serve Until 2020 Annual
       Meeting: Mr. Jean-michel Halfon                     Management     For          Voted - For
 1C. Election of Director to Serve Until 2020 Annual
       Meeting: Mr. Murray A. Goldberg                     Management     For          Voted - For
 1D. Election of Director to Serve Until 2020 Annual
       Meeting: Mr. Nechemia (chemi) J. Peres              Management     For          Voted - For
 1E. Election of Director to Serve Until 2019 Annual
       Meeting: Mr. Roberto Mignone                        Management     For          Voted - For
 1F. Election of Director to Serve Until 2019 Annual
       Meeting: Dr. Perry D. Nisen                         Management     For          Voted - For
 2.  To Approve the Compensation of Dr. Sol J. Barer As
       Chairman of the Board of Directors.                 Management     For          Voted - For
 3.  To Approve the Terms of Office and Employment of
       Dr. Yitzhak Peterburg As Interim President and
       Chief Executive Officer.                            Management     For          Voted - For
 4.  To Approve A Membership Fee for Directors Serving
       on Special Or Ad-hoc Committees.                    Management     For          Voted - For
 5.  To Approve an Amendment to the 2015 Long- Term
       Equity-based Incentive Plan to Increase the Number
       of Shares Available for Issuance Thereunder.        Management     For          Voted - For
 6.  To Approve Teva's 2017 Executive Incentive
       Compensation Plan.                                  Management     For          Voted - For
 7.  To Reduce Teva's Registered Share Capital to Nis
       249,434,338, (due to Space Limits, See Proxy
       Material for Full Proposal).                        Management     For          Voted - For
 8.  To Appoint Kesselman & Kesselman, A Member of
       PricewaterhouseCoopers International Ltd., As
       Teva's Independent Registered Public Accounting
       Firm Until the 2018 Annual Meeting of Shareholders. Management     For          Voted - For
 Meeting Date: 05-Jun-18           Meeting Type: Annual
 1A  Election of Director: Rosemary A. Crane               Management     For          Voted - For
 1B  Election of Director: Gerald M. Lieberman             Management     For          Voted - For
 1C  Election of Director: Professor Ronit Satchi-fainaro  Management     For          Voted - For
 2.  To Approve, on A Non-binding Advisory Basis, the
       Compensation for Teva's Named Executive Officers.   Management     For          Voted - For
 3.  To Recommend, on A Non-binding Advisory Basis, to
       Hold A Non- Binding Advisory Vote to Approve the
       Compensation for Teva's Named Executive Officers
       Every One, Two Or Three Years.                      Management     1 Year       Voted - 1 Year
 4.  To Appoint Kesselman & Kesselman, A Member of
       PricewaterhouseCoopers International Ltd., As


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                         MCKEE INTERNATIONAL EQUITY PORTFOLIO
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Teva's Independent Registered Public Accounting
       Firm Until the 2019 Annual Meeting of Shareholders. Management     For          Voted - For
 5.  To Approve an Amendment and Restatement of Teva's
       2008 Employee Stock Purchase Plan for U.S.
       Employees.                                          Management     For          Voted - For
 1.1 Election of Director: Rosemary A. Crane               Management     For          Voted - For
 1.2 Election of Director: Gerald M. Lieberman             Management     For          Voted - For
 1.3 Election of Director: Professor Ronit Satchi-fainaro  Management     For          Voted - For
 2.  To Approve, on A Non-binding Advisory Basis, the
       Compensation for Teva's Named Executive Officers.   Management     For          Voted - For
 3.  To Recommend, on A Non-binding Advisory Basis, to
       Hold A Non- Binding Advisory Vote to Approve the
       Compensation for Teva's Named Executive Officers
       Every One, Two Or Three Years.                      Management     1 Year       Voted - 1 Year
 4.  To Appoint Kesselman & Kesselman, A Member of
       PricewaterhouseCoopers International Ltd., As
       Teva's Independent Registered Public Accounting
       Firm Until the 2019 Annual Meeting of Shareholders. Management     For          Voted - For
 5.  To Approve an Amendment and Restatement of Teva's
       2008 Employee Stock Purchase Plan for U.S.
       Employees.                                          Management     For          Voted - For
VODAFONE GROUP PLC
 SECURITY ID: 92857W308 TICKER: VOD
 Meeting Date: 28-Jul-17 Meeting Type: Annual
 1.  To Receive the Company's Accounts, the Strategic
       Report and Reports of the Directors and the Auditor
       for the Year Ended 31 March 2017                    Management     For          Voted - For
 2.  To Re-elect Gerard Kleisterlee As A Director          Management     For          Voted - For
 3.  To Re-elect Vittorio Colao As A Director              Management     For          Voted - For
 4.  To Re-elect Nick Read As A Director                   Management     For          Voted - For
 5.  To Re-elect Sir Crispin Davis As A Director           Management     For          Voted - For
 6.  To Re-elect Dr Mathias Dopfner As A Director          Management     For          Voted - For
 7.  To Re-elect Dame Clara Furse As A Director            Management     For          Voted - For
 8.  To Re-elect Valerie Gooding As A Director             Management     For          Voted - For
 9.  To Re-elect Renee James As A Director                 Management     For          Voted - For
 10. To Re-elect Samuel Jonah As A Director                Management     For          Voted - For
 11. To Elect Maria Amparo Moraleda Martinez As A
       Director in Accordance with the Company's Articles  Management     For          Voted - For
 12. To Re-elect David Nish As A Director                  Management     For          Voted - For
 13. To Declare A Final Dividend of 10.03 Eurocents Per
       Ordinary Share for the Year Ended 31 March 2017     Management     For          Voted - For
 14. To Approve the Directors' Remuneration Policy
       Contained in the Remuneration Report of the Board
       for the Year Ended 31 March 2017                    Management     For          Voted - For
 15. To Approve the Annual Report on Remuneration
       Contained in the Remuneration Report of the Board
       for the Year Ended 31 March 2017                    Management     For          Voted - For
 16. To Reappoint PricewaterhouseCoopers LLP As the
       Company's Auditor Until the End of the Next General


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                                    MCKEE INTERNATIONAL EQUITY PORTFOLIO
PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Meeting at Which Accounts are Laid Before the
      Company                                             Management     For          Voted - For
17. To Authorise the Audit and Risk Committee to
      Determine the Remuneration of the Auditor           Management     For          Voted - For
18. To Authorise the Directors to Allot Shares            Management     For          Voted - For
19. To Authorise the Directors to Dis-apply Pre-emption
      Rights (special Resolution)                         Management     For          Voted - For
20. To Authorise the Directors to Dis-apply Pre-emption
      Rights Up to A Further 5 Per Cent for the Purposes
      of Financing an Acquisition Or Other Capital
      Investment (special Resolution)                     Management     For          Voted - For
21. To Authorise the Company to Purchase Its Own Shares
      (special Resolution)                                Management     For          Voted - For
22. To Authorise Political Donations and Expenditure      Management     For          Voted - For
23. To Authorise the Company to Call General Meetings
      (other Than Agms) on 14 Clear Days' Notice (special
      Resolution)                                         Management     For          Voted - For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /S/ MICHAEL BEATTIE
    ----------------------
    Michael Beattie
    President
    Date: August 31, 2018